K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

December 20, 2019

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520

Neuberger Berman Income Funds
--Neuberger Berman Municipal Intermediate Bond Fund (Class A, Class C, Institutional Class, and Investor Class)
--Neuberger Berman Short Duration Bond Fund (Class A, Class C, Institutional Class, Investor Class, Class R6, and Trust Class)
--Neuberger Berman Short Duration High Income Fund (Class A, Class C, and Institutional Class)
File Nos. 002-85229; 811-03802

Re: Request for Selective Review for Post-Effective Amendment No. 137

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A (“PEA 137”) on behalf of its series and classes listed above.  PEA 137 includes the prospectuses (“Prospectuses”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to amend the registration statement to reflect changes to the principal investment strategies and principal risks of Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, and Neuberger Berman Short Duration High Income Fund.    This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

          The form of the Prospectus and the section of the Prospectus titled “Your Investment,” and the form of the SAI and the text of the SAI (except the section titled “Investment

Securities and Exchange Commission
December 20, 2019

Information”) do not differ in any significant way from the corresponding disclosure in the Prospectus and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

•
Post-Effective Amendment No. 132 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Institutional Class, Class A and Class C shares of Neuberger Berman Municipal Impact Fund (Accession No. 0000898432-18-000451) (April 17, 2018).

•
Post-Effective Amendment No. 124 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Institutional Class, Class A, Class C, Investor Class, Trust Class, and Class R6 shares of Neuberger Berman Short Duration Bond Fund (Accession No. 0000898432-16-003283) (December 22, 2016).

          Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 137.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 137 will become effective on February 28, 2020. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by February 3, 2020. This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9460 or Franklin H. Na at (202) 778-9473 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

Elizabeth M. Johnson